Description of Business and Significant Accounting Policies (Details)		9 Months Ended		12 Months Ended
	Aug. 11, 2021 $ / shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Segment $ / shares	Dec. 31, 2019 USD ($) $ / shares	Feb. 19, 2020
Business Acquisition [Line Items]
Accumulated deficit		$ 386,189,000		$ 232,883,000	$ 152,606,000
Net cash used in operating activities		91,902,000	$ 28,738,000	48,354,000	36,556,000
Cash and cash equivalents		$ 75,191,000		$ 19,228,000	20,904,000
Number of operating segments | Segment				1
Number of reportable segments | Segment				1
Impairment losses on equity method investments				$ 0	$ 0
Percentage of tax benefits to be realized for recognition in the income statement				50.00%	50.00%
Entity shares issued per acquiree share, ratio	2.4835%
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000004	$ 0.000004		$ 0.00001	$ 0.00001
Convertible Debt [Member]
Business Acquisition [Line Items]
Debt instrument, stated percentage		5.00%
8.00% Convertible Notes [Member]
Business Acquisition [Line Items]
Debt instrument, stated percentage		8.00%
8.00% Convertible Notes [Member] | Convertible Debt [Member]
Business Acquisition [Line Items]
Debt instrument, stated percentage		8.00%		8.00%		8.00%
Minimum [Member]
Business Acquisition [Line Items]
Credit period given to the customers				30 days
Maximum [Member]
Business Acquisition [Line Items]
Credit period given to the customers				45 days